LOANS, NET - Direct and indirect loans (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period	S/ 5,314,531	S/ 4,943,008	S/ 4,416,692
Provision for loan losses	114,200		2,057,478
Loan portfolio written-off			(1,426,201)
Exchange difference and others			(104,961)
Balances at the end of the period	S/ 5,507,759	5,314,531	4,943,008
Commercial loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		1,680,126	1,235,970
Provision for loan losses			737,929
Loan portfolio written-off			(217,160)
Exchange difference and others			(76,613)
Balances at the end of the period			1,680,126
Residential mortgage loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		228,287	193,385
Provision for loan losses			50,663
Loan portfolio written-off			(10,662)
Exchange difference and others			(5,099)
Balances at the end of the period			228,287
Micro-business loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		1,476,578	1,353,168
Provision for loan losses			576,931
Loan portfolio written-off			(437,594)
Exchange difference and others			(15,927)
Balances at the end of the period			1,476,578
Consumer loans [Member]
Disclosure of Loans, Net [Line Items]
Balances at the beginning of the period		S/ 1,558,017	1,634,169
Provision for loan losses			691,955
Loan portfolio written-off			(760,785)
Exchange difference and others			(7,322)
Balances at the end of the period			S/ 1,558,017